Property and Equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, net [Abstract]
Depreciation and amortization	$ 468,906	$ 342,078
Property, Plant and Equipment [Line Items]
Property and equipment	2,460,256	2,104,729
Accumulated depreciation and amortization	(884,970)	(439,538)
Property and equipment, net	1,575,286	1,665,191
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,137,240	790,165
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Computers and peripherals [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Property and equipment	327,152	326,443
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	78,351	78,351
Computer software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Computer software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	606,483	598,740
Leasehold improvement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Leasehold improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	10 years
Tools, molds, dies and jigs [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Property and equipment	36,932	36,932
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	251,019	251,019
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	3 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life	7 years
Other [Member]
Property, Plant and Equipment [Line Items]
Estimated life	5 years
Property and equipment	$ 23,079	$ 23,079